Subsequent Events - Activity Related to Warrant Exchange Agreements (Details) - Subsequent Event - shares	Feb. 27, 2024	Jan. 03, 2024
Subsequent Event [Line Items]
Warrants exercised (in shares)	336,124	925,000
Common Class A | Common Stock
Subsequent Event [Line Items]
Stock issued upon exercise of warrants (in shares)	73,947	203,500